Convertible Loan - Schedule of liability and derivative component (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Principal payment	$ (3,000)	$ (3,000)
Beginning balance	482
Less: Current portion	(1,679)	(1,175)
Non-current portion	1,875	3,554
Ending balance	120	482
Convertible Loan [Member] | Liability Component [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	4,729	5,599
Principal payment	(3,000)	(3,000)
Interest payment	(587)	(817)
Accretion and interest	2,412	2,947
Ending balance	3,554	4,729
Less: Current portion	(1,679)
Non-current portion	1,875
Convertible Loan [Member] | Derivative Component [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	482	4,986
Change in fair value of liability	(362)	(4,504)
Ending balance	$ 120	$ 482